Acquisitions and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquisitions and Discontinued Operations

2. Acquisitions and Discontinued Operations:

Acquisitions

The Company seeks to acquire businesses that broaden its existing product lines and service offerings by adding complementary products and service offerings and by expanding its geographic reach. During the three months ended March 31, 2012, the Company completed one acquisition in its FS segment. Cash paid, net of cash acquired and subject to certain adjustments, was $6 million. The impact of this acquisition was not material to the consolidated financial statements.

At March 31, 2012, contingent purchase price obligations that depend on the operating performance of certain acquired businesses were $6 million, of which $3 million is included in other accrued expenses.

Discontinued Operations

In January 2012, the Company sold its Higher Education (“HE”) business and used the net cash proceeds (as defined in its senior secured credit agreement (“Credit Agreement”)) of $1.222 billion, which is the gross transaction value of $1.775 billion less applicable taxes and fees, to repay a pro-rata portion of its outstanding term loans (see note 5). The results for the discontinued operations for the three months ended March 31, June 30, September 30, and December 31, 2011 and March 31, 2012 were as follows (in millions):

	Three Months ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	March 31, 2012
Revenue	$124	$133	$116	$119	$23

Operating income (loss), excluding goodwill impairment	14	30	26	28	(2)
Goodwill impairment charge	—	—	—	(3)	—

Operating income (loss)	14	30	26	25	(2)
Gain on sale of business	—	—	—	—	563

Income (loss) before income taxes	14	30	26	25	561
Benefit from (provision for) income taxes	41	(72)	(132)	(8)	(249)

Income (loss) from discontinued operations	$55	$(42)	$(106)	$17	$312

Assets held for sale and liabilities related to assets held for sale consisted of the following (in millions) at December 31, 2011 and for the closing balance sheet on January 20, 2012:

	December 31, 2011	January 20, 2012
Cash	$5	$7
Accounts receivable, net	88	90
Prepaid expenses and other current assets	13	14
Property and equipment, net	31	31
Software products, net	78	78
Customer base, net	182	182
Goodwill	929	929

Assets held for sale	$1,326	$1,331

Accounts payable	$1	$5
Accrued compensation and benefits	15	21
Other accrued expenses	12	9
Deferred revenue	106	109
Deferred income taxes	96	96

Liabilities related to assets held for sale	$230	$240

2. Acquisitions and Discontinued Operations:

Acquisitions

The Company seeks to acquire businesses that broaden its existing product lines and service offerings by adding complementary products and service offerings and by expanding its geographic reach. During 2011, the Company completed five acquisitions in its FS segment. Cash paid, subject to certain adjustments, was $35 million.

During 2010, the Company completed three acquisitions in its FS segment and one in its AS segment, and, in 2009, the Company completed three acquisitions in its FS segment.

At December 31, 2011, contingent purchase price obligations that depend upon the operating performance of certain acquired businesses were $7 million, of which $4 million is included in other accrued expenses.

Discontinued Operations

In December 2010, the Company sold its PS UK business. Also, as previously disclosed, the Company announced that SCC, SunGard, private equity firm Hellman & Friedman Capital Partners VI, L.P. (“Hellman & Friedman”) and certain of their respective affiliates had entered into an Agreement and Plan of Merger dated as of August 4, 2011, and that SunGard, SunGard Higher Education Inc. and certain affiliates of Hellman & Friedman had entered into an Asset Purchase Agreement dated as of August 4, 2011 (together, the “Transaction Agreements”) to sell SunGard’s HE business (excluding K-12). The transactions closed in January 2012. SunGard used the net cash proceeds (as defined in its senior secured credit agreement) of $1.222 billion, which is the gross transaction value of $1.775 billion less applicable taxes and fees, to repay a pro-rata portion of its outstanding term loans (see Note 5).

The results for the discontinued operations for the years ended December 31, 2009, 2010 and 2011 were as follows (in millions):

	Year ended December 31,
	2009	2010	2011
Revenue	$702	$683	$492
Operating income (loss), excluding goodwill impairment	111	102	98
Goodwill impairment charge	—	(123)	(3)

Operating income (loss)	111	(21)	95
Loss on sale of business	—	(94)	—

Income (loss) before income taxes	111	(115)	95
Benefit from (provision for) income taxes	(44)	(41)	(171)

Income (loss) from discontinued operations	$67	$(156)	$(76)

Included in 2009 was revenue and operating income related to HE of $526 million and $104 million, respectively. Included in 2010 was revenue and operating income related to HE of $503 million and $63 million, respectively. Also in 2010, the Company recorded $123 million of goodwill impairment charges, of which $91 million was related to PS UK and $32 million was related to HE MS and a loss on disposal of approximately $94 million which included the write-off of the currency translation adjustment (CTA) which is included as a separate component of equity. In 2011, the Company recorded $135 million of deferred tax expense related to the book-over-tax basis difference in a HE subsidiary. Also in 2011, the Company increased goodwill by $14 million and recorded a $3 million goodwill impairment charge (see Goodwill discussion in Note 1).

Assets held for sale and liabilities related to assets held for sale consisted of the following (in millions) at December 31, 2010 and 2011, respectively:

	December 31, 2010	December 31, 2011
Cash	$7	$5
Accounts receivable, less allowance for doubtful accounts of $4 and $7	62	51
Earned but unbilled receivables	32	37
Prepaid expenses and other current assets	11	10
Deferred income taxes	3	3
Property and equipment, less accumulated depreciation of $26 and $26	27	31
Software products, less accumulated amortization of $98 and $110	86	78
Customer base, less accumulated amortization of $110 and $121	193	182
Goodwill	918	929

Assets held for sale	$1,339	$1,326

Accounts payable	$1	$1
Accrued compensation and benefits	18	15
Other accrued expenses	15	12
Deferred revenue	110	106
Deferred income taxes	102	96

Liabilities related to assets held for sale	$246	$230